Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund
TOUCHSTONE GROWTH ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees Touchstone Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Growth Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.71%	0.62%	1.37%	7.43%
Acquired Fund Fees and Expenses		0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses	[1]	2.19%	2.85%	2.60%	8.66%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.80%)	(0.71%)	(1.46%)	(7.52%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.39%	2.14%	1.14%	1.14%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	708	317	116	116
Expense Example, with Redemption, 3 Years	1,102	774	581	1,441
Expense Example, with Redemption, 5 Years	1,569	1,402	1,166	3,125
Expense Example, with Redemption, 10 Years	2,857	3,093	2,758	6,825

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Growth Allocation Fund Class C	217	774	1,402	3,093

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 76.54% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation
                     90-100%                      0-10%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information
Regarding the Underlying Funds" under "Investment Strategies and Risks" in the
Fund's Prospectus.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions)
over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt  must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk:  Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Standard & Poor's
Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund-of-managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Growth Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +20.62% Fourth Quarter 2008 -23.79% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 11.43%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Growth Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(7.85%)	(3.21%)	2.78%	Sep. 30, 2004
Class C	Class C Return Before Taxes	(3.98%)	(2.80%)	2.84%	Sep. 30, 2004
Class Y	Class Y Return Before Taxes	(2.06%)	(1.81%)	3.88%	Sep. 30, 2004
Institutional	Institutional Return Before Taxes	(2.14%)	(1.85%)	3.85%	Sep. 30, 2004
After Taxes on Distributions Institutional	Institutional Return After Taxes on Distributions	(4.97%)	(3.27%)	2.71%	Sep. 30, 2004
After Taxes on Distributions and Sales Institutional	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(1.41%)	(2.27%)	2.75%	Sep. 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep. 30, 2004